Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account	$ 25,041,388	$ 276,115,444
U.S. Money Market
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account		1,000
U.S. Treasury Securities
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account		$ 276.1
Minimum [Member]
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term	3 months
Maximum
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term	1 year